SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2024 USD ($)
SIGNIFICANT ACCOUNTING POLICIES
Foreign currency transactions, description	The translation has been made at the rate of ¥7.2672 = US$1.00, the approximate exchange rate prevailing on June 30, 2024.	The translation has been made at the rate of ¥7.2672 = US$1.00, the approximate exchange rate prevailing on June 30, 2024.
Short-term investments	¥ 88,100,000		¥ 184,184,455		$ 12,121,834
Accrued interest income from short-term investment	900,000	$ 121,834	2,900,000
Allowance for credit losses	7,200,000				1,000,000.0
Impairment for long-lived assets	0		6,259,124	¥ 0
Investment Income				15,411
Contract assets and contract liabilities from contracts with customers
Contract costs	48,335,817		49,572,685		6,651,230
Contract liabilities	1,820,481		2,748,365		$ 250,507
Shipping and handling expenses	10,374,388	1,427,563	10,638,978	10,150,802
Impairment loss	0	0	1,009,124	0
Accumulated impairment	0		834,975	0
Impairment loss	0		0	0
Investment income		0	0
Revenue recognized	1,489,311	204,936	1,901,277	7,390,276
Impairment loss on goodwill and intangible assets	0		4,730,002	2,266,893
Shipping and Handling
Contract assets and contract liabilities from contracts with customers
Shipping and handling expenses	¥ 1,030,811	$ 141,844	¥ 789,932	¥ 537,371
Motor vehicles | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	3 years				3 years
Motor vehicles | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years				5 years
Office equipment and fixtures | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	2 years				2 years
Office equipment and fixtures | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years				5 years
Equipment
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	10 years				10 years
Utilities and Facilities
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	20 years				20 years